Employee Benefit Plans (Details) - Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Included in other long-term liabilities
Pension benefits	$ 8,633	$ 11,117
Other post-employment benefits	23,719	21,745
Accrued benefit liabilities (Note 23)	32,352	32,862
Pension benefits (Note 15)	$ 40,624	$ 47,312